UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
(Exact name of registrant as specified in charter)
ONE LINCOLN STREET
4TH FLOOR
BOSTON, MA 02111
(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Nancy L. Conlin, Secretary State Street Bank and Trust Company One Lincoln Street SFC 4 Boston, MA 02111-2900	Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, MA 02109
Registrant’s telephone number, including area code: (617)- 662-3966
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010

Item 1. Schedule of Investments
Item 2. Controls and Procedures
SIGNATURES
Certifications

Item 1. Schedule of Investments.

STATE STREET NAVIGATOR SECURITIES LENDING PSF PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

	Name of Issuer	Interest	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Date	Amount	Cost
	REPURCHASE AGREEMENT — 106.19%
P-1, A-1	Agreement with Citigroup and The Bank of New York Mellon (Tri-Party), dated 03/31/10 (collateralized by Federal National Mortgage Association, 5.000% due 03/01/24 - 01/01/36, and Federal Home Loan Mortgage Corporation, 6.000% due 09/01/23, valued at $1,142,400); proceeds $1,120,001	0.020%	04/01/2010	$1,120,000	$1,120,000

	TOTAL INVESTMENTS (a) (b) † — 106.19%				$1,120,000
	Liabilities in Excess of Assets — (6.19)%				(65,315)

	NET ASSETS — 100.00%				$1,054,685

(a)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(b)	Also represents the cost for federal tax purposes.

†	Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

*	Moody’s rating, Standard & Poor’s rating.
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.
The three-tier hierarchy of inputs is summarized below:
•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2010, in valuing the Portfolio’s assets carried at fair value:

STATE STREET NAVIGATOR SECURITIES LENDING PSF PORTFOLIO
SCHEDULE OF INVESTMENTS — (Continued)
March 31, 2010 (Unaudited)

Investments in
Valuation Inputs	Securities

Level 1 – Quoted Prices	—

Level 2 – Other Significant Observable Inputs	$1,120,000

Level 3 – Significant Unobservable Inputs	—

Total	$1,120,000

The level of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ending March 31, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

	Name of Issuer	Interest	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Date	Amount	Cost
	COMMERCIAL PAPER — 15.77%
	Bank Domestic — 2.96%
P-1, A-1	JPMorgan Chase & Co.	0.210%	07/06/2010	$450,000,000	$449,748,000
P-1, A-1	JPMorgan Chase Funding, Inc. (a)	0.290%	04/06/2010	100,000,000	99,995,972

					549,743,972

	Bank Foreign — 10.45%
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (a)	0.200%	06/07/2010	110,000,000	109,959,056
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (a)	0.200%	06/08/2010	110,000,000	109,958,444
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (a)	0.295%	11/23/2010	45,000,000	45,000,000
P-1, A-1+	Commonwealth Bank of Australia (a)	0.180%	05/10/2010	125,000,000	124,975,625
P-1, A-1+	Commonwealth Bank of Australia (a)	0.200%	05/25/2010	250,000,000	249,926,875
P-1, A-1+	Commonwealth Bank of Australia (a)	0.210%	06/02/2010	450,000,000	449,848,875
P-1, A-1	Danske Corp. (a)	0.200%	06/02/2010	400,000,000	399,862,222
P-1, A-1	DnB NOR Bank ASA (a)	0.190%	05/25/2010	50,000,000	49,985,750
P-1, A-1	DnB NOR Bank ASA (a)	0.230%	06/03/2010	100,000,000	99,959,750
P-1, A-1+	Svenska Handelsbanken, Inc	0.200%	06/01/2010	100,000,000	99,966,111
P-1, A-1+	Westpac Banking Corp. (a)	0.300%	04/06/2010	200,000,000	199,991,667

					1,939,434,375

	Finance Non-Captive Diversified — 2.36%
P-1, A-1+	General Electric Capital Corp.	0.290%	07/19/2010	63,000,000	62,944,683
P-1, A-1+	General Electric Capital Corp.	0.250%	07/22/2010	150,000,000	149,883,333
P-1, A-1+	General Electric Capital Corp.	0.270%	07/28/2010	135,000,000	134,880,525
P-1, A-1+	General Electric Capital Corp.	0.280%	08/05/2010	90,000,000	89,911,800

					437,620,341

	TOTAL COMMERCIAL PAPER				2,926,798,688

	YANKEE CERTIFICATES OF DEPOSIT — 64.82%
	Bank Foreign — 64.82%
P-1, A-1+	Banco Bilbao Vizcaya	0.245%	06/02/2010	250,000,000	250,002,152
P-1, A-1+	Banco Bilbao Vizcaya	0.285%	06/22/2010	300,000,000	300,003,414
P-1, A-1	Bank of Montreal/Chicago	0.190%	04/22/2010	50,000,000	50,000,000
P-1, A-1	Bank of Montreal/Chicago	0.190%	04/26/2010	100,000,000	100,000,000
P-1, A-1	Bank of Montreal/Chicago	0.190%	04/26/2010	30,000,000	30,000,000
P-1, A-1	Bank of Montreal/Chicago	0.200%	05/11/2010	100,000,000	100,000,000
P-1, A-1	Bank of Montreal/Chicago	0.200%	05/11/2010	25,000,000	25,000,000
P-1, A-1	Bank of Montreal/Chicago	0.200%	05/19/2010	135,000,000	135,000,000
P-1, A-1	Bank of Montreal/Chicago	0.210%	06/11/2010	25,000,000	25,000,000
P-1, A-1+	Bank of Nova Scotia	0.180%	04/07/2010	250,000,000	250,000,000
P-1, A-1+	Bank of Nova Scotia	0.180%	04/12/2010	160,000,000	160,000,000
P-1, A-1+	Bank of Nova Scotia	0.190%	05/25/2010	200,000,000	200,000,000
P-1, A-1+	Bank of Nova Scotia	0.230%	06/24/2010	200,000,000	200,000,000

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS — (Continued)
March 31, 2010 (Unaudited)

	Name of Issuer	Interest	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Date	Amount	Cost
	YANKEE CERTIFICATES OF DEPOSIT — (Continued)
	Bank Foreign — (Continued)
P-1, A-1+	Barclays Bank PLC NY (b)	0.605%	04/12/2010	$300,000,000	$300,000,000
P-1, A-1+	Barclays Bank PLC NY (b)	0.360%	04/20/2010	310,000,000	310,000,000
P-1, A-1+	Barclays Bank PLC NY (b)	0.417%	04/28/2010	100,000,000	100,000,000
P-1, A-1+	Barclays Bank PLC NY	0.300%	07/16/2010	250,000,000	250,000,000
P-1, A-1+	BNP Paribas NY	0.220%	04/07/2010	75,000,000	75,000,000
P-1, A-1+	BNP Paribas NY	0.240%	06/16/2010	225,000,000	225,000,000
P-1, A-1+	BNP Paribas NY	0.250%	06/18/2010	400,000,000	400,000,000
P-1, A-1+	BNP Paribas NY	0.270%	08/02/2010	300,000,000	300,000,000
P-1, A-1	Canadian Imperial Bank of Commerce NY	0.170%	04/23/2010	600,000,000	600,000,000
P-1, A-1+	Credit Agricole Corporate and Investment Bank NY	0.250%	06/21/2010	250,000,000	250,000,000
P-1, A-1+	Credit Agricole Corporate and Investment Bank NY	0.260%	06/22/2010	300,000,000	300,000,000
P-1, A-1+	Credit Agricole Corporate and Investment Bank NY	0.250%	06/24/2010	200,000,000	200,000,000
P-1, A-1	Deutsche Bank AG NY	0.170%	04/05/2010	400,000,000	400,000,000
P-1, A-1	Deutsche Bank AG NY	0.180%	04/12/2010	75,000,000	75,000,000
P-1, A-1	Deutsche Bank AG NY	0.180%	04/23/2010	250,000,000	250,000,000
P-1, A-1	DnB NOR Bank ASA NY (b)	0.318%	05/04/2010	102,000,000	102,000,000
P-1, A-1	DnB NOR Bank ASA NY	0.230%	05/06/2010	200,000,000	200,000,000
P-1, A-1	DnB NOR Bank ASA NY	0.190%	05/24/2010	50,000,000	50,000,000
P-1, A-1	DnB NOR Bank ASA NY	0.230%	06/03/2010	100,000,000	100,000,000
P-1, A-1	DnB NOR Bank ASA NY	0.200%	06/07/2010	200,000,000	200,000,000
P-1, A-1	Lloyds TSB Bank PLC NY	0.570%	04/01/2010	100,000,000	100,000,000
P-1, A-1	Lloyds TSB Bank PLC NY	0.250%	05/21/2010	300,000,000	300,000,000
P-1, A-1	Lloyds TSB Bank PLC NY	0.240%	05/28/2010	250,000,000	250,000,000
P-1, A-1+	National Australia Bank	0.220%	07/02/2010	200,000,000	200,000,000
P-1, A-1	Natixis NY	0.300%	06/09/2010	195,000,000	195,000,000
P-1, A-1	Natixis NY	0.300%	06/10/2010	75,000,000	75,000,000
P-1, A-1+	Rabobank Nederland NV NY	0.300%	05/10/2010	300,000,000	300,000,000
P-1, A-1+	Rabobank Nederland NV NY	0.210%	06/24/2010	150,000,000	150,000,000
P-1, A-1+	Rabobank Nederland NV NY	0.240%	06/25/2010	300,000,000	300,000,000
P-1, A-1+	Rabobank Nederland NV NY	0.250%	07/19/2010	250,000,000	250,000,000
P-1, A-1+	Royal Bank of Canada NY	0.200%	06/15/2010	120,000,000	120,000,000
P-1, A-1+	Royal Bank of Canada NY	0.220%	07/12/2010	300,000,000	300,000,000
P-1, A-1+	Royal Bank of Canada NY	0.220%	07/15/2010	120,000,000	120,000,000
P-1, A-1	Royal Bank of Scotland PLC (b)	0.670%	04/01/2010	250,000,000	250,000,000
P-1, A-1	Royal Bank of Scotland PLC	0.200%	04/27/2010	400,000,000	400,000,000
P-1, A-1	Royal Bank of Scotland PLC	0.250%	05/27/2010	200,000,000	200,000,000
P-1, A-1	Societe Generale NY	0.240%	04/01/2010	250,000,000	250,000,000
P-1, A-1	Societe Generale NY (b)	0.329%	04/06/2010	200,000,000	200,000,000
P-1, A-1	Societe Generale NY (b)	0.330%	04/14/2010	48,000,000	48,000,000

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS — (Continued)
March 31, 2010 (Unaudited)

	Name of Issuer	Interest	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Date	Amount	Cost
	YANKEE CERTIFICATES OF DEPOSIT — (Continued)
	Bank Foreign — (Continued)
P-1, A-1	Societe Generale NY	0.250%	06/22/2010	$250,000,000	$250,000,000
P-1, A-1	Societe Generale NY	0.250%	07/12/2010	150,000,000	150,000,000
P-1, A-1+	Svenska Handelsbanken NY	0.200%	04/05/2010	100,000,000	100,000,000
P-1, A-1+	Svenska Handelsbanken NY	0.190%	04/20/2010	200,000,000	200,000,000
P-1, A-1+	Svenska Handelsbanken NY	0.190%	05/03/2010	150,000,000	150,000,000
P-1, A-1+	Toronto-Dominion (b)	0.228%	04/06/2010	50,000,000	50,000,000
P-1, A-1+	Toronto-Dominion (b)	0.228%	04/06/2010	25,000,000	25,000,000
P-1, A-1+	Toronto-Dominion (b)	0.229%	04/09/2010	30,000,000	30,000,000
P-1, A-1+	Toronto-Dominion (b)	0.230%	04/12/2010	52,000,000	52,000,000
P-1, A-1+	Toronto-Dominion	0.270%	08/18/2010	35,000,000	35,000,000
P-1, A-1	UBS AG/Stamford Branch	0.250%	06/16/2010	71,000,000	71,000,000
P-1, A-1	UniCredito Italiano SpA	0.230%	04/12/2010	200,000,000	200,000,000
P-1, A-1	UniCredito Italiano SpA	0.240%	04/26/2010	200,000,000	200,000,000

	TOTAL YANKEE CERTIFICATES OF DEPOSIT				12,033,005,566

	EURODOLLAR CERTIFICATES OF DEPOSIT — 6.46%
	Bank Foreign — 6.46%
P-1, A-1+	Australia & New Zealand Banking Group	0.210%	06/03/2010	300,000,000	300,002,623
P-1, A-1	ING Bank Amsterdam	0.530%	04/01/2010	100,000,000	100,000,000
P-1, A-1	ING Bank Amsterdam	0.450%	04/12/2010	250,000,000	250,000,000
P-1, A-1	ING Bank Amsterdam	0.420%	04/19/2010	125,000,000	125,000,000
P-1, A-1	ING Bank Amsterdam	0.330%	06/21/2010	125,000,000	125,000,000
P-1, A-1	ING Bank London	0.380%	05/18/2010	100,000,000	100,000,000
P-1, A-1	ING Bank London	0.320%	07/26/2010	100,000,000	100,000,000
P-1, A-1+	National Australia Bank	0.200%	04/19/2010	100,000,000	100,000,125

	TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT				1,200,002,748

	BANK NOTES — 8.74%
	Bank Domestic — 6.27%
P-1, A-1	Bank of America NA	0.300%	04/01/2010	150,000,000	150,000,000
P-1, A-1	Bank of America NA (b)	0.284%	04/06/2010	74,000,000	74,000,000
P-1, A-1	Bank of America NA (b)	0.499%	04/22/2010	48,000,000	48,000,000
P-1, A-1	Bank of America NA (b)	0.347%	04/27/2010	168,000,000	168,000,000
P-1, A-1	Bank of America NA	0.250%	06/28/2010	175,000,000	175,000,000
P-1, A-1	Bank of America NA	0.300%	07/23/2010	100,000,000	100,000,000
P-1, A-1+	Chase Manhattan Bank USA NA	0.160%	04/07/2010	100,000,000	100,000,000
P-1, A-1+	Chase Manhattan Bank USA NA	0.180%	05/04/2010	350,000,000	350,000,000

					1,165,000,000

	Bank Foreign — 2.47%
P-1, A-1+	Nordea Bank AB (b) (c)	0.280%	05/18/2010	200,000,000	200,000,000
P-1, A-1+	Svenska Handelsbanken (b) (c)	0.201%	04/06/2010	150,000,000	149,983,385

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS — (Continued)
March 31, 2010 (Unaudited)

	Name of Issuer	Interest	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Date	Amount	Cost
	BANK NOTES — (Continued)
	Bank Foreign — (Continued)
P-1, A-1+	Svenska Handelsbanken (b) (c)	0.281%	04/15/2010	$108,000,000	$108,000,000

					457,983,385

	TOTAL BANK NOTES				1,622,983,385

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.51%
P-1, A-1+	Federal Home Loan Mortgage Corporation (b)	0.049%	04/12/2010	95,000,000	95,000,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				95,000,000

	REPURCHASE AGREEMENTS — 3.67%
P-1, A-1	Agreement with Bank of America and The Bank of New York Mellon (Tri-Party), dated 03/31/10 (collateralized by various U.S. Government Obligations, 0.479% - 5.500% due 10/25/31 - 12/25/39, valued at $491,572,680); proceeds $481,934,268	0.020%	04/01/2010	481,934,000	481,934,000
P-1, A-1	Agreement with JP Morgan Securities and JP Morgan Chase & Co. (Tri-Party), dated 03/31/10 (collateralized by U. S. Government Obligations 4.000% - 5.000% due 06/01/14 - 03/01/40 valued at $204,001,424); proceeds $200,000,111	0.020%	04/01/2010	200,000,000	200,000,000

	TOTAL REPURCHASE AGREEMENTS				681,934,000

	TOTAL INVESTMENTS (d) (e) † — 99.97%				$18,559,724,387
	Other Assets in Excess of Liabilities — 0.03%				5,424,686

	NET ASSETS — 100.00%				$18,565,149,073

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s Portfolio Manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 10.45% of net assets as of March 31, 2010.

(b)	Floating Rate Note — Interest rate shown is rate in effect at March 31, 2010. Date disclosed is the next interest rate reset date.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.47% of net assets as of March 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(e)	Also represents the cost for federal tax purposes.

†	As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

*	Moody’s rating, Standard & Poor’s rating.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS — (Continued)
March 31, 2010 (Unaudited)
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.
The three-tier hierarchy of inputs is summarized below:
•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2010, in valuing the Portfolio’s assets carried at fair value:

Investments in
Valuation Inputs	Securities

Level 1 – Quoted Prices	—

Level 2 – Other Significant Observable Inputs	$18,559,724,387

Level 3 – Significant Unobservable Inputs	—

Total	$18,559,724,387

The level of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ending March 31, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ James E. Ross James E. Ross
President

By:	/s/ Gary L. French Gary L. French
Treasurer

Date:	May 21, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross James E. Ross
President

By:	/s/ Gary L. French Gary L. French
Treasurer

Date:	May 21, 2010